UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) - $ / shares	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
Statement of Stockholders' Equity [Abstract]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.06	$ 0.05	$ 0.05	$ 0.05